Sale of Small U.S. Hydro Facilities - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Mar. 14, 2013 Subsequent Event Facility
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Hydroelectric generating facilities expected to be sold		10
Proceed from sale of small U.S. Hydro facility	350	27,000
Loss from sale of small U.S. Hydro facility	253